Warrants (Tables)	9 Months Ended
Aug. 31, 2018
Warrants [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights
		Number		Shares issuable
Warrant	Exercise price	outstanding	Expiry	upon exercise

June 2016 Warrants	$ 19.30	277,478	June 2, 2021	138,739
October 2017 Warrants	$ 12.50	181,818	October 13, 2020	181,818
March 2018 Warrants	$ 6.00	291,666	March 16, 2021	291,666
March 2018 Warrants	$ 6.00	150,000	March 21, 2021	150,000
Placement Agent Warrants	$ 13.750	18,181	October 13, 2020	18,181
March Placement Agent Warrants	$ 7.50	29,166	March 16, 2021	29,166
March Placement Agent Warrants	$ 7.50	15,000	March 21, 2021	15,000
		963,309		824,570

Schedule Of Warrant Transactions

	March 2013 Warrants	July 2013 Warrants	June 2016 Warrants	October 2017 Warrants	Placement Agent Warrants	March 2018 Warrants	Placement Agent Warrants	Total
Outstanding, December 1, 2017	149,174	87,000	277,478	181,818	18,181	—	—	713,651
Issued	—	—	—	—	—	441,666	44,166	485,832
Expired	(149,174)	(87,000)	—	—	—	—	—	(236,174)
Outstanding, August 31, 2018	—	0	277,478	181,818	18,181	441,666	44,166	963,309

	March 2013 Warrants	July 2013 Warrants	June 2016 Warrants	Total
Outstanding, December 1, 2016	149,174	87,000	311,474	547,648
Exercised	—	—	(30,601)	(30,601)
Outstanding, August 31, 2017	149,174	87,000	280,873	517,047